Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 5 – Related Party Transactions

For the three months ended March 31, 2022:

Mitesco, Inc. (the “Company”) issued a 10% Promissory Note due August 14, 2022, dated February 14, 2022, to Lawrence Diamond (the “Lender”). Mr. Diamond is the Chief Executive Officer of the Company and a member of its Board of Directors. The principal amount of the Note is $175,000, carries a 10% interest rate per annum, payable in monthly installments, and has a maturity date that is the earlier of (i) six (6) months from the date of execution, or (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Note payable to the Company for the Note was $148,750 and was funded on February 14, 2022. The amount payable at maturity will be $175,000 plus 10% of that amount plus accrued and unpaid interest. Following an event of default, as defined in the Note, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Note contains a “most favored nations” clause that provides that, so long as the Note is outstanding, if the Company issues any new security, which the Lender reasonably believes contains a term that is more favorable than those in the Note, the Company shall notify the Lender of such term, and such term, at the option of the Lender, shall become a part of the Note. In addition to the Note and Lender will be issued 367,500 5-year warrants that may be exercised at $.50 per share and 367,500 5-year warrants that may be exercised at $.75 per share. These warrants have all of the same terms as those previously issued in conjunction with the Company’s Series C Preferred shares and its Series D Preferred shares.

Mitesco, Inc., issued a promissory notes to pay to the order of Lawrence Diamond  (the “Lender” and collectively with the Borrower, the “Parties”) on the Termination Date (as defined below), the principal amount of $235,294 (the “Principal Amount”) plus an amount equal to ten percent of such Principal Amount. The purchase price for this promissory note (this “Note”) shall be $200,000 (the “Purchase Price”) and shall be payable by the Lender to the Borrower on the Issue Date.

As further consideration for the Purchase Price payable hereunder, promptly following the Issue Date, the Borrower shall issue to the Lender a common stock purchase warrants, entitling the Lender to purchase 200,000 shares of the Borrower’s common stock on substantially the same terms as the Series A warrant issued in connection with the Borrower’s Series D Convertible Preferred Stock.  (b) As further consideration for the Purchase Price payable hereunder, promptly following the Issue Date, the Borrower shall also issue to the Lender 192,000 restricted shares.  The Company shall instruct its transfer agent to issue one (1) certificate or book entry statement representing 192,000 shares promptly following the execution hereof.

Note 5 – Related Party Transactions

For the year ended December 31, 2021:

On July 21, 2021, the Company issued a total of 3,000,000 stock option awards to the Company’s executive officers: 1,500,000 to its Chief Executive Officer, 750,000 to its Chief Financial Officer and 750,000 to its Chief Legal Officer. The options will expire on the ten-year anniversary of the grant date and will vest following the Company’s achievement of a total of $30 million of revenues over four consecutive quarters, as recorded under accepted accounting principles of the United States of America. The options have a strike price of $0.25 the amount was based on the price of the lowest investment amount offered to outside investors in 2021 and is higher than the closing price on the date they were granted.

On August 26, 2021, the Company issued 312,800 restricted shares of the Company’s common stock priced at $0.25, vesting immediately, in lieu of $78,200 of cash compensation owed to the Company’s Chief Executive Officer for services rendered to the Company prior to 2021.

On December 30, 2021, the Company issued a 10% Promissory Note due June 30, 2022 to the Chief Executive Officer of the Good Clinic LLC, one of our subsidiaries. See Note 8.

During the year ended December 31, 2021, the Company accrued dividends on its Series X Preferred Stock in the total amount of $61,818. Of this amount, a total of $7,890 was payable to officers and directors, $30,827 was payable to a related party shareholder, and $23,101 was payable to non-related parties.

For the year ended December 31, 2020:

On February 27, 2020, the Company agreed to issue 1,000,000 ten-year options to its two non-management directors (a total of 2,000,000 options). These options have a fair value at issuance of $39,162 per director (a total of $78,324), an exercise price of $0.05 per share, and vest over a three-year period. The Company valued these options using the Black-Scholes valuation model. On December 14, 2020, the exercise price of these options was changed to $0.03 per share reflecting the market price at the time (see note 10).

On March 2, 2020, the Company agreed to issue 1,500,000 ten-year options to each of its Chief Executive Officer, its President, and a consultant (a total of 4,500,000 options). These options had a fair value at issuance of $58,743 per individual (a total of $176,229), an exercise price of $0.05 per share, and vest over a three-year period. The Company valued these options using the Black-Scholes valuation model. Julie R. Smith, the Company’s former President, Chief Operating Officer, and a Board member resigned effective June 30, 2020; the 1,500,000 options that the Company agreed to issue to Ms. Smith were cancelled; a total of $1,632 was charged to operations representing the fair value of these options through Ms. Smith’s resignation date. On December 14, 2020, the exercise price of the 1,500,000 options granted to each of its Chief Executive Officer and a consultant was changed to $0.03 per share reflecting the market price at the time (see note 10).

On June 1, 2020, the Company agreed to issue 1,000,000 ten-year options to a non-management director. These options have a fair value of $28,460, an exercise price of $0.03 per share, and vest over a three-year period. The Company valued these options using the Black-Scholes valuation model.

On August 1, 2020, the Company agreed to issue 1,000,000 ten-year options to a non-management director. These options have a fair value of $56,037, an exercise price of $0.05 per share, and vest over a three-year period. The Company valued these options using the Black-Scholes valuation model. On December 14, 2020, the exercise price of these options was changed to $0.03 per share reflecting the market price at the time (see note 10). During the year ended December 31, 2020, the amount of $56,067 was charged to operations in connection these options.

On December 28, 2020, the Company agreed to issue 100,000 options with a fair value of $2,465 to each to its four non-management directors (a total of 400,000 options with a fair value of $9,860). These options have an exercise price of $0.03 per share and vested upon issuance. The Company valued these options using the Black-Scholes valuation model. During the year ended December 31, 2020, the amount of $2,465 was charged to operations in connection with each of these options grants (a total of $9,860 for 400,000 options).

On December 28, 2020, the Company agreed to issue 1,000,000 options with a fair value of $24,645 to each to Chief Executive Officer and to a consultant (a total of 2,000,000 options with a fair value of $49,290). These options have an exercise price of $0.03 per share, and vested upon issuance. The Company valued these options using the Black-Scholes valuation model. During the year ended December 31, 2020, the amount of $24,645 was charged to operations in connection with each of these options grants (a total of $49,290 for 2,000,000 options).

During the year ended December 31, 2020, the Company charged the amount of $67,623 to operations in connection with the vesting of restricted common stock as follows: $15,856 for shares issued to management; $32,614 for shares issued to Board members; and $7,135 related to shares issued to an employee. Julie R. Smith, our former President, Chief Operating Officer, and a Board member, resigned effective June 30, 2020; at the time of her resignation, a total of 1,000,000 shares of the Company’s common stock issued to Ms. Smith for compensation as a Board member were vested, and remain outstanding; an additional 250,000 shares of common stock issued to Ms. Smith for compensation as an officer were vested, and also remain outstanding; 750,000 shares of common stock to be issued to Ms. Smith for compensation as an officer had not vested, and these shares were cancelled. A total of $11,909 was charged to operations for the vesting of shares issued to Ms. Smith.

During the year ended December 31, 2020, the Company accrued dividends on its Series X Preferred Stock in the total amount of $65,568. Of this amount, a total of $8,000 was payable to officers and directors, $31,258 was payable to a related party shareholder, and $26,310 was payable to non-related parties.

On December 31, 2020, the Company issued 2,151,204 shares of common stock as payment for dividends accrued on its Series X Preferred Stock in the amount of $65,568. Of this amount, a total of 262,478 shares in the amount of $8,000 were issued to officers and directors; 1,025,514 shares in the amount of $31,528 were issued to a consultant; and 863,212 shares in the amount of $26,310 were issued to non-related parties.

On December 31, 2019, the Company issued a total of 26,227 shares of Series X Preferred Stock in settlement of various liabilities. All of the entities who received these shares were related parties, either because they were officer and or directors, or because the voting rights attached to these shares created a related party relationship.

As of December 31, 2021, the shares of Series X Preferred Stock issued and outstanding is as follows:

	Type of
Name	Liability	# shares

Ronald Riewold, Director	Deferred Compensation	1,200
Larry Diamond, Director, and CEO	Deferred Compensation	2,000
James Crone, ex-Officer, and Director	Deferred Compensation	2,884
Louis Deluca, ex-Officer, and Director	Deferred Compensation	2,400
Irish Italian Retirement Fund	Consulting services, notes payable	12,503
Frank Lightmas	Legal fees	3,240
Total		24,227